Description of Organization and Business Operations	1 Months Ended	5 Months Ended
	May 01, 2020	Sep. 30, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Description of Organization and Business Operations

Note 1—Description of Organization, Business Operations and Basis of Presentation

Kensington Capital Acquisition Corp. (the “Company”) was incorporated in Delaware on April 17, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). Although the Company is not limited to a particular industry or sector for purposes of consummating a Business Combination, the Company intends to focus its search for a target business in the automotive and automotive-related sector. The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.

As of May 1, 2020, the Company had not commenced any operations. All activity for the period from April 17, 2020 (inception) through May 1, 2020 relates to the Company’s formation and the proposed initial public offering described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Proposed Public Offering (as defined below). The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is Kensington Capital Sponsor LLC, a Delaware limited liability company (the “Sponsor”). The Company’s ability to commence operations is contingent upon obtaining adequate financial resources through a proposed public offering (the “Proposed Public Offering”) of 20,000,000 units (each, a “Unit” and collectively, the “Units”) at $10.00 per Unit (or 23,000,000 units if the underwriters’ over-allotment option is exercised in full), which is discussed in Note 3, and the sale of 5,975,000 warrants (or 6,575,000 warrants if the underwriters’ over-allotment option is exercised in full) (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”), at a price of $1.00 per Private Placement Warrant in a private placement to the Sponsor that will close simultaneously with the Proposed Public Offering.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Proposed Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete an initial Business Combination with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (as defined below) (net of amounts disbursed to management for working capital purposes, if permitted, and excluding the amount of any deferred underwriting discount). However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act 1940, as amended (the “Investment Company Act”). Upon the closing of the Proposed Public Offering, management has agreed that an amount equal to at least $10.00 per Unit sold in the Proposed Public Offering, including proceeds from the sale of the Private Placement Warrants to the Sponsor, will be held in a trust account (“Trust Account”) located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and invested only in U.S. “government securities,” within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.

The Company will provide holders of the Company’s outstanding shares of Class A common stock, par value $0.0001 per share, sold in the Proposed Public Offering (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares (as defined below) upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then held in the Trust Account (initially anticipated to be $10.00 per Public Share), calculated as of two business days prior to the initial Business Combination, including interest earned on the funds held in the trust account and not previously released to the Company to pay the Company’s taxes, net of taxes payable. The per-share amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5). These Public Shares will be recorded at a redemption value and classified as temporary equity upon the completion of the Proposed Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” The Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination. The Company will not redeem the Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. If a stockholder vote is not required by applicable law or stock exchange rule and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its amended and restated certificate of incorporation (the “Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by applicable law or stock exchange rule, or the Company decides to obtain stockholder approval for business or reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Stockholder may elect to redeem their Public Shares without voting, and if they do vote, irrespective of whether they vote for or against the proposed transaction. If the Company seeks stockholder approval in connection with a Business Combination, the initial stockholders (as defined below) have agreed to vote any Founder Shares (as defined below in Note 4) and any Public Shares held by them in favor of a Business Combination. In addition, the initial stockholders have agreed to waive their redemption rights with respect to any Founder Shares and any Public Shares held by them in connection with the completion of a Business Combination.

The Certificate of Incorporation will provide that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Sponsor and the Company’s officers and directors (the “initial stockholders”) have agreed, pursuant to a letter agreement with the Company, that they will not propose any amendment to the Certificate of Incorporation (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (B) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares upon approval of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable) divided by the number of then outstanding Public Shares.

If the Company is unable to complete a Business Combination within 24 months from the closing of the Proposed Public Offering (as such period may be extended pursuant to the Certificate of Incorporation, the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay the Company’s taxes, net of taxes payable (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete its initial Business Combination within the Combination Period.

The initial stockholders have agreed to waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares held by them if the Company fails to complete a Business Combination within the Combination Period. However, if the initial stockholders acquire Public Shares in or after the Proposed Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to the deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only, or less than, $10.00. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Proposed Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, then the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Going Concern Consideration

As of May 1, 2020, the Company had $25,000 in cash and a working capital deficiency of $39,000. Further, the Company has incurred and expect to continue to incur significant costs in pursuit of its financing and acquisition plans. Management’s plans to address this need for capital through the Proposed Public Offering. The Company cannot assure that its plans to raise capital or to consummate an initial Business Combination will be successful. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from its inability to consummate the Proposed Public Offering or its inability to continue as a going concern.

Basis of Presentation

The accompanying financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Note 1—Description of Organization and Business Operations

Kensington Capital Acquisition Corp. (the “Company”) was incorporated in Delaware on April 17, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). Although the Company is not limited to a particular industry or sector for purposes of consummating a Business Combination, the Company has focused its search for a target business in the automotive and automotive-related sector. The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and as such is subject to all of the risks associated with emerging growth companies.

On September 2, 2020, the Company entered into a business combination agreement and plan of reorganization (as amended on September 21, 2020 and as may be further amended from time to time, the “QS Business Combination Agreement”), by and among the Company, Kensington Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), and QuantumScape Corporation., a Delaware corporation (“QuantumScape”). Merger Sub will merge with and into QuantumScape, with QuantumScape surviving the merger and becoming a wholly-owned direct subsidiary of the Company (collectively with the other transactions described in the QS Business Combination Agreement, the “QS Business Combination,” or the “Proposed Transactions”). QuantumScape is a leader in the development of next generation solid-state lithium-metal batteries for use in electric vehicles. See the Proposed Transactions described below.

As of September 30, 2020, the Company had not commenced any operations. All activity for the period from April 17, 2020 (inception) through September 30, 2020 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”) described below, the identification and evaluation of prospective acquisition targets for an initial Business Combination, including the Proposed Transactions (as defined below), and ongoing administrative and compliance matters. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is Kensington Capital Sponsor LLC, a Delaware limited liability company (the “Sponsor”, or the “Original Holder”). The registration statement for the Company’s Initial Public Offering was declared effective on June 25, 2020. On June 30, 2020, the Company consummated its Initial Public Offering of 23,000,000 units (the “Units” and, with respect to the Class A common stock included in the Units sold, the “Public Shares”), including 3,000,000 additional Units to cover over-allotments (the “Over-Allotment Units”), at $10.00 per Unit, generating gross proceeds of $230.0 million, and incurring offering costs of approximately $13.1 million, inclusive of approximately $8.1 million in deferred underwriting commissions (Note 5).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 6,575,000 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant to the Sponsor, generating proceeds of approximately $6.6 million (Note 4).

Upon the closing of the Initial Public Offering and the Private Placement, $230.0 million ($10.00 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement was held in a trust account (“Trust Account”) located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and invested only in U.S. “government securities,” within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete an initial Business Combination with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (as defined below) (net of amounts disbursed to management for working capital purposes, if permitted, and excluding the amount of any deferred underwriting discount). However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act 1940, as amended (the “Investment Company Act”).

There is no assurance that the Company will be able to complete a Business Combination successfully. The Company will provide holders of the Company’s outstanding shares of Class A common stock, par value $0.0001 per share, sold in the Initial Public Offering (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then held in the Trust Account (initially $10.00 per Public Share), calculated as of two business days prior to the initial Business Combination, including interest earned on the funds held in the trust account and not previously released to the Company to pay the Company’s taxes, net of taxes payable. The per-share amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5). The Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination. The Company will not redeem the Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. If a stockholder vote is not required by applicable law or stock exchange rule and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its amended and restated certificate of incorporation (the “Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by applicable law or stock exchange rule, or the Company decides to obtain stockholder approval for business or reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Stockholder may elect to redeem their Public Shares without voting, and if they do vote, irrespective of whether they vote for or against the proposed transaction. If the Company seeks stockholder approval in connection with a Business Combination, the initial stockholders (as defined below) have agreed to vote their Founder Shares (as defined below in Note 4) and any Public Shares held by them in favor of a Business Combination. In addition, the initial stockholders have agreed to waive their redemption rights with respect to any Founder Shares and any Public Shares held by them in connection with the completion of a Business Combination.

If the Company holds a stockholder vote or there is a tender offer for shares in connection with an initial Business Combination, the Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then held in the Trust Account (initially $ per Public Share), calculated as of two business days prior to the initial Business Combination, including interest earned on the funds held in the trust account and not previously released to the Company to pay the Company’s taxes, net of taxes payable. The per-share amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5). As a result, such Public Shares are recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”

The Certificate of Incorporation provided that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Sponsor and the Company’s officers and directors (the “initial stockholders”) agreed, pursuant to a letter agreement with the Company, that they will not propose any amendment to the Certificate of Incorporation (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (B) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares upon approval of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable) divided by the number of then outstanding Public Shares.

If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or June 30, 2022, (as such period may be extended pursuant to the Certificate of Incorporation, the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay the Company’s taxes, net of taxes payable (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete its initial Business Combination within the Combination Period.

The initial stockholders agreed to waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares held by them if the Company fails to complete a Business Combination within the Combination Period. However, if the initial stockholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to the deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only, or less than, $10.00. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, then the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Commencing August 17, 2020, holders of the Units were permitted to elect to separately trade the shares of Class A common stock and Warrants (as defined below) included in the Units. No fractional shares will be issued upon separation of the Units and only whole Warrants will trade.

Proposed Business Combination and Related Transactions

On September 2, 2020, the Company, Kensington Merger Sub Inc., wholly owned subsidiary of the Company (“Merger Sub”), and QuantumScape Corporation. (“QuantumScape”), entered into the QS Business Combination Agreement, pursuant to which, among other things, the Company and QuantumScape will enter into the QS Business Combination. QuantumScape is a leader in the development of next generation solid-state lithium-metal batteries for use in electric vehicles.

At the closing of the QS Business Combination (the “Closing”), each outstanding share of QuantumScape Class A common stock, together with each share of QuantumScape preferred stock that is outstanding immediately prior to the Closing and convertible into a share of QuantumScape Class A common stock pursuant to the provisions of QuantumScape’s certificate of incorporation, and each outstanding share of QuantumScape Class B common stock, together with each share of QuantumScape preferred stock that is outstanding immediately prior to the Closing and convertible into a share of QuantumScape Class B common stock pursuant to the provisions of QuantumScape’s certificate of incorporation, will be cancelled and automatically converted into the right to receive a number of shares of the Company’s Class A common stock or shares of the Company’s Class B common stock, as applicable, determined in each case by reference to an “Exchange Ratio,” calculated in accordance with the QS Business Combination Agreement. As of the date of the initial signing of the QS Business Combination Agreement, the Exchange Ratio was 4.0032186234, and the Company will file with the SEC a Current Report on Form 8-K announcing the final Exchange Ratio no later than four business days prior to a special meeting of its stockholders.

As a result of the QS Business Combination, the Company currently expects to issue with respect to QuantumScape Capital Stock (or expects to reserve for issuance with respect to Exchanged Options, Exchanged RSUs and Exchanged Warrants (each as defined below)) 368,799,998 shares of the Company’s Common Stock in the aggregate. The final aggregate amount of shares of the Company’s Common Stock to be issued (or reserved for issuance) in connection with the business combination will be calculated in accordance with the QS Business Combination Agreement.

As promptly as practicable after the Proxy statement, prospectus, and information statement becomes effective, QuantumScape will seek an irrevocable written consent of QuantumScape’s stockholders as required to approve and adopt the QS Business Combination Agreement and the Proposed Transactions. Such approval will be sought from and requires the affirmative vote of the holders of at least (a) a majority of the outstanding shares of QuantumScape capital stock, (b) a majority of the outstanding shares of QuantumScape Class A common stock and the outstanding shares of QuantumScape Class B common stock, each voting separately as a class, (c) a majority of the outstanding shares of QuantumScape Class A common stock and shares of QuantumScape preferred stock that are convertible into shares of QuantumScape Class A common stock, voting as a single class, and (d) a majority of the outstanding shares of QuantumScape Class B common stock and the outstanding shares of QuantumScape preferred stock that are convertible into shares of QuantumScape Class B common stock, voting together as a single class. No additional approval or vote from any holders of any class or series of stock of QuantumScape will be necessary to adopt and approve the QS Business Combination Agreement, the QS Business Combination and the Proposed Transactions.

The transaction is structured as a reverse triangular merger, which includes the following: (a) Pursuant to the QS Business Combination Agreement, on the Closing Date, Merger Sub will be merged with and into QuantumScape (the “Merger”), with QuantumScape surviving the Merger as a wholly-owned direct subsidiary of the Company (the “Surviving Corporation”); (b) Contemporaneously with the execution of the QS Business Combination Agreement, certain investors have entered into certain subscription agreements, pursuant to which such investors will purchase shares of the Company’s Common Stock at a purchase price of $10.00 per share in a private placement to be consummated immediately prior to the consummation of the Proposed Transactions; (c) In addition, concurrently with the execution of the QS Business Combination Agreement, (i) the Company, QuantumScape and Volkswagen Group of America Investments LLC (“Volkswagen”) entered into a stockholder support agreement (the “Volkswagen Support Agreement”), pursuant to which, among other things, Volkswagen agreed, among other things, to vote its shares of QuantumScape Preferred Stock in favor of the QS Business Combination Agreement and the Proposed Transactions, and (ii) the Company, QuantumScape and certain stockholders of QuantumScape with (together with Volkswagen) a sufficient number of votes to approve the Merger and other transactions that require the approval of QuantumScape’s stockholders entered into a stockholder support agreement (the “Other Stockholder Support Agreement”; the Volkswagen Stockholder Support Agreement and the Other Stockholder Support Agreement, the “Stockholder Support Agreements”), pursuant to which, among other things, the Key QuantumScape Stockholders agreed, among other things, to vote their shares of QuantumScape Common Stock and QuantumScape Preferred Stock in favor of the QS Business Combination Agreement and the Proposed Transactions; and (iii) certain stockholders of QuantumScape and certain stockholders of the Company entered into a registration rights and lock-up agreement (the “Registration Rights and Lock-Up Agreement”); (d) In addition, concurrently with the execution of the QS Business Combination Agreement, certain senior level employees of QuantumScape entered into a lock-up agreement (the “Senior Employee Lock-Up Agreement”) with the Company, pursuant to which, such employees agreed to restrictions on the transferability of the Company’s securities for a period of up to four years following the consummation of the Proposed Transactions, subject to certain exceptions set forth therein; and (e) In addition, concurrently with the execution of the QS Business Combination Agreement, (i) the Company and QuantumScape entered into a letter agreement with Volkswagen Group of America Investments, LLC (“VGA”), a stockholder of QuantumScape, pursuant to which, consistent with the rights of VGA with respect to the election of QuantumScape’s directors under the existing voting agreement between QuantumScape and certain of its stockholders, VGA will be entitled, following the Proposed Transactions, to nominate up to two designees to the Company’s board of directors, subject to the satisfaction of certain conditions regarding funding and ownership of the Company’s capital stock, (ii) The Company and QuantumScape entered into an additional letter agreement with VGA, pursuant to which VGA will, among other things, receive an opportunity to review and comment on filings with the SEC with respect to the Proposed Transactions and be provided copies of notices provided between the parties to the QS Business Combination Agreement and (iii) The Company and QuantumScape entered into an additional letter agreement with VGA, pursuant to which QuantumScape will reserve proceeds from its Series F Preferred Stock financing and capital received through the Merger in a separate account to fund equity contributions to QSV Operations LLC.

At the effective time of the Merger (the “Effective Time”), by virtue of the Merger and without any action on the part of the Company, Merger Sub, QuantumScape or the holders of any of QuantumScape’s securities: (a) each share of QuantumScape’s Class A Common Stock (which has one vote per share) and each share of QuantumScape’s Preferred Stock that is convertible into QuantumScape’s Class A Common Stock issued and outstanding immediately prior to the Effective Time will be canceled and converted into the right to receive the number of shares of the Company’s Class A Common Stock that will be in effect after completion of the Proposed Transactions (the “New Kensington Class A Common Stock”) equal to the Exchange Ratio. “Exchange Ratio” means the quotient obtained by dividing (x) the “Target Share Amount”, which is to be calculated in accordance with the QS Business Combination Agreement and is, as of the date of the QS Business Combination Agreement, equal to 368,799,998, by (y) the Fully-Diluted Company Shares.

The New Kensington Class A Common Stock will have one vote per share; (b) each share of QuantumScape’s Class B Common Stock (which has 10 votes per share) and each share of QuantumScape’s Preferred Stock that is convertible into QuantumScape’s Class B Common Stock issued and outstanding immediately prior to the Effective Time will be canceled and converted into the right to receive the number of shares of the Company’s Class B Common Stock that will be in effect after completion of the Proposed Transactions (the “New Kensington Class B Common Stock”; and together with the New Kensington Class A Common Stock, the “New Kensington Common Stock”) equal to the Exchange Ratio. The New Kensington Class B Common Stock will have ten votes per share; (c) each share of QuantumScape’s Capital Stock held in the treasury of QuantumScape will be cancelled without any conversion thereof and no payment or distribution will be made with respect thereto; (d) each share of Merger Sub Common Stock issued and outstanding immediately prior to the Effective Time will be converted into and exchanged for one validly issued, fully paid and nonassessable share of common stock of the Surviving Corporation; (e) each QuantumScape Option that is outstanding immediately prior to the Effective Time, whether vested or unvested, will be converted into an option to purchase a number of shares of the applicable class of New Kensington Common Stock that the pre-conversion QuantumScape Option covers (such option, an “Exchanged Option”) equal to the product (rounded down to the nearest whole number) of (i) the number of shares of QuantumScape’s Common Stock subject to such QuantumScape Option immediately prior to the Effective Time and (ii) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to (A) the exercise price per share of such Company Option immediately prior to the Effective Time divided by (B) Exchange Ratio. Except as specifically provided in the QS Business Combination Agreement, following the Effective Time, each Exchanged Option will continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former QuantumScape Option immediately prior to the Effective Time; (f) each share of QuantumScape’s Restricted Stock that is outstanding immediately prior to the Effective Time will be converted into restricted shares of the applicable class of New Kensington Common Stock that the pre-conversion QuantumScape’s Restricted Stock covers (such share of restricted Common Stock, an “Exchanged Restricted Common Stock”) equal to the product (rounded down to the nearest whole number) of (i) the number of shares of QuantumScape’s Restricted Stock immediately prior to the Effective Time and (ii) the Exchange Ratio. Except as specifically provided above, following the Effective Time, each Exchanged Restricted Stock shall continue to be governed by the same terms and conditions (including transfer restrictions and repurchase right terms) as were applicable to the corresponding former QuantumScape’s Restricted Stock immediately prior to the Effective Time; (g) each QuantumScape RSU that is outstanding immediately prior to the Effective Time shall be converted into restricted stock units of the applicable class of New Kensington Common Stock that the pre-conversion Company RSU covers (such restricted stock unit award covering Common Stock, an “Exchanged RSU”) equal to the product (rounded down to the nearest whole number) of (i) the number of shares subject to a QuantumScape RSU immediately prior to the Effective Time and (ii) the Exchange Ratio. Except as specifically provided above, following the Effective Time, each Exchanged RSU shall continue to be governed by the same terms and conditions (including transfer restrictions and repurchase right terms) as were applicable to the corresponding former QuantumScape RSU immediately prior to the Effective Time; and (h) each QuantumScape Warrant that is outstanding immediately prior to the Effective Time will be converted into a warrant to purchase a number of shares of the applicable class of New Kensington Common Stock that corresponded to the class for which the pre-conversion QuantumScape Warrant was exercisable (such warrant, an “Exchanged Warrant”) equal to the product (rounded down to the nearest whole number) of (i) the number of shares of Company Common Stock subject to such QuantumScape Warrant immediately prior to the Effective Time and (ii) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to (A) the exercise price per share of such QuantumScape Warrant immediately prior to the Effective Time divided by (B) the Exchange Ratio. Except as specifically provided above, following the Effective Time, each Exchanged Warrant shall continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former QuantumScape Warrant immediately prior to the Effective Time.

On September 2, 2020, the Company, Sponsor and certain stockholders of QuantumScape (the “New Holders” and, collectively with the Original Holder, the “Holders”) entered into the Registration Rights and Lock-Up Agreement, which shall be effective at the Closing. Pursuant to the terms of the Registration Rights and Lock-Up Agreement, the Company will be obligated to file a registration statement to register the resale of certain securities of the Company held by the Holders. In addition, pursuant to the terms of the Registration Rights and Lock-Up Agreement and subject to certain requirements and customary conditions, including with regard to the number of demand rights that may be exercised, the Holders may demand at any time or from time to time, that the Company file a registration statement on Form S-3 (or on Form S-1 if Form S-3 is not available) to register the securities of the Company held by such Holders. The Registration Rights and Lock-Up Agreement also provides the Holders with “piggy-back” registration rights, subject to certain requirements and customary conditions.

The Registration Rights and Lock-Up Agreement further provides for the securities of the Company held by the Holders to be locked-up for a period of time following the Closing, as described below, subject to certain exceptions. The securities held by the Original Holder will be locked-up for one year following the Closing, subject to earlier release if (i) the reported last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Closing or (ii) if the Company consummates a liquidation, merger, stock exchange or other similar transaction after the Closing which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. The securities held by the New Holders will be locked-up for 180 days after the Closing, subject to earlier release if (i) the reported last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Closing or (ii) if the Company consummates a liquidation, merger, stock exchange or other similar transaction after the Closing which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

In connection with the execution of the QS Business Combination Agreement, effective as of September 2, 2020, the Company entered into separate subscription agreements (each, a “Subscription Agreement”) with a number of investors (each a “Subscriber”), pursuant to which the Subscribers agreed to purchase, and the Company agreed to sell to the Subscribers, an aggregate of 50,000,000 shares of the Company’s Class A Common Stock (which will be New Kensington Class A Common Stock upon completion of the Proposed Transactions) (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $500 million, in a private placement (the “PIPE”).

The closing of the sale of the PIPE Shares pursuant to the Subscription Agreement is contingent upon, among other customary closing conditions, the substantially concurrent consummation of the Proposed Transactions. The purpose of the PIPE is to raise additional capital for use by the combined company following the Closing.

Pursuant to the Subscription Agreements, the Company agreed, among other things, that, within 15 business days after the consummation of the Proposed Transactions, it will file with the SEC (at the Company’s sole cost and expense) a registration statement registering the resale of the PIPE Shares (the “Resale Registration Statement”), and the Company will use its commercially reasonable efforts to have the Resale Registration Statement declared effective as soon as practicable after the filing thereof.

On September 2, 2020, the Company entered into separate Senior Employee Lock-Up Agreements with certain senior level employees of QuantumScape (the “Senior Employees”), including QuantumScape’s executive officers. The Senior Employee Lock-Up Agreements provide that the securities of the Company owned of record or beneficially by the Senior Employees (including certain securities that may be granted or issued to a Senior Employee after the Effective Time) (collectively, the “Lock-Up Shares”) may generally not be transferred for at least 180 days after the Closing (the “Initial Lock-Up Period”) and up to four years after the Closing, subject to certain exceptions. Following the Initial Lock-Up Period, Senior Employees may transfer Lock-Up Shares without restriction as follows: (i) during the first year after the Effective Time, up to 25% of the total number of Lock-Up Shares, (ii) following the first anniversary of the Effective Time until the earlier of four years after the Closing or the occurrence of an event described below, up to 50% of the total number of Lock-Up Shares, and (iii) up to an additional 50% of the total number of Lock-Up Shares following satisfaction of agreed delivery requirements between QuantumScape and VGA. These transfer restrictions are subject to earlier release if (a) the Company completes a liquidation, merger, stock exchange or other similar transaction after the Closing that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property; (b) VGA terminates for any reason the Amended and Restated Joint Venture Agreement, dated as of May 14, 2020, by and among QuantumScape and VGA; (c) VGA issues a critical or negative statement regarding the Company and its technology unless such statement is required to be made by VGA under applicable law and is truthful and accurate; or (d) VGA transfers certain Company securities in excess of the amounts set forth in the Senior Employee Lock-Up Agreements. The Senior Employee Lock-Up Agreements also provide that, upon consummation of the Merger, the Company or QuantumScape shall pay to each Senior Employee a one-time cash bonus equal to 20% of the Senior Employee’s then annual base salary.

Liquidity and Capital Resources

As indicated in the accompanying balance sheet, at September 30, 2020, the Company had approximately $1.0 million in cash, and working capital of approximately $42,000 (not taken into account tax obligations).

The Company’s liquidity needs prior to the consummation of the Initial Public Offering were satisfied through the proceeds of $25,000 from the sale of the Founders Shares (as defined in Note 4), and loan proceeds from the Sponsor of $75,000 (which is still outstanding to date) ).  Subsequent from the consummation of the Initial Public Offering, the Company’s liquidity has been satisfied through the net proceeds from the consummation of the Initial Public Offering and the Private Placement held outside of the Trust Account.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). As of September 30, 2020, there were no amounts outstanding under any Working Capital Loan.

Management has determined that the Company has access to funds from the Sponsor that are sufficient to fund the working capital needs of the Company until the consummation of an initial Business Combination or for a minimum of one year from the date of issuance of these unaudited condensed financial statements. However, in connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board Accounting Standards Update 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company’s mandatory liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate and dissolve after June 30, 2022.

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and effect on the Company’s financial position, results of its operations and/or search for a target company.